S000084922 [Member] Annual Fund Operating Expenses - Barrow Hanley Emerging Markets Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Class Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.24%
Expenses (as a percentage of Assets)	4.11%
Fee Waiver or Reimbursement	(3.13%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.24%
Expenses (as a percentage of Assets)	4.36%
Fee Waiver or Reimbursement	(3.13%)	[1]
Net Expenses (as a percentage of Assets)	1.23%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.24%
Expenses (as a percentage of Assets)	4.11%
Fee Waiver or Reimbursement	(3.13%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	3.24%
Expenses (as a percentage of Assets)	4.21%
Fee Waiver or Reimbursement	(3.13%)	[1]
Net Expenses (as a percentage of Assets)	1.08%

[1]
The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.98%, 1.08%, 1.23%, and 0.98% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares until February 1, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees (the “Board”) of the Fund at any time and will terminate automatically upon termination of the Fund’s Investment Advisory Agreement.